SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15:  SHAREHOLDERS’ EQUITY

A. Description of Ordinary Shares

As of December 31, 2023, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 111 million were outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B. Equity Incentive Plans

(1) Tower’s 2013 Share Incentive Plan (the “2013 Plan”)

In 2013, the Company adopted a share incentive plan for directors, officers and employees of the Company (“2013 Plan”).

Under the 2013 Plan, the Company granted, in 2023 and 2022, a total of 0.80 million restricted stock units (“RSUs”) and 0.61 million RSUs, respectively, to its employees and directors (including the below-described grants to the CEO and directors), with vesting periods of up to three years. Such RSUs amounts noted include performance based RSUs (“PSUs”). The Company determines compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and amortizes it over the applicable vesting period, taking into consideration achievement, if any, of performance criteria.

During 2023, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan:

(i) 75.8 thousand time-vested RSUs and 125.0 thousand PSUs, subject also to time-vesting, to the CEO, with 33% of such RSUs and PSUs to vest at the end of each year for 3 years following the grant date. The total compensation value of these RSUs was approximately $7,537. As was approved by shareholders in 2019, the grant also included a provision requiring the CEO to own, commencing May 2024, ordinary shares of the Company at a minimum value that equals at least three times his annual base salary as of May 2024 (the “Minimum Holding”). The CEO has until May 2024 to accumulate the Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until he accumulates the Minimum Holding, he must retain at least 20% of the vested time-based RSUs granted to him on or after May 2019;

(ii) 8.0 thousand time-vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest 33% at the end of each year for 3 years following the grant date; and

(iii) 3.3 thousand time-vested RSUs to each of the seven members of the Board of Directors then serving (other than to the Chairman and the CEO), for an aggregate compensation value of $875, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

As was approved by shareholders in 2020, commencing July 2025, the members of the Board will have to own ordinary shares of the Company at a minimum value that equals at least 50% of their annual base fee and the Chairman will have to own ordinary shares of the Company at a minimum value that equals at least 50% of his annual cash compensation (the “BOD Minimum Holding”). The Chairman and the members of the Board have until July 2025 to accumulate the BOD Minimum Holding (whether by conversion of RSUs to ordinary shares or by purchase of ordinary shares), and during such period, until they accumulate the BOD Minimum Holding, they must retain at least 20% of the vested time-based RSUs granted to him/her on or after July 2020.

During 2022, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan:

(i) 59 thousand time-vested RSUs and 97 thousand PSUs, subject also to time-vesting, to the CEO, with 33% of such RSUs and PSUs to vest at the end of each year for 3 years following the grant date. Total compensation value of these RSUs was approximately $7,200. As was approved by shareholders in 2019, the grant also includes the Minimum Holding requirement defined above;

(ii) 6.5 thousand time-vested RSUs to the Chairman for a total compensation value of $300, to vest 33% at the end of each year for 3 years following the grant date; and

(iii) 2.7 thousand time-vested RSUs to each of the seven members of the Board of Directors then serving (other than to the Chairman and the CEO), for an aggregate compensation value of $875, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

As was approved by shareholders in 2020, the grants to the Chairman and the members of the Board includes the BOD Minimum Holding requirement defined above.

During 2021, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan:

(i) 80 thousand time-vested RSUs and 132 thousand PSUs, subject also to time-vesting, to the CEO, with 33% of such RSUs and PSUs to vest at the end of each year for 3 years following the grant date. Total compensation value of these RSUs was approximately $6,000. In addition, the Company's CEO was awarded 31 thousand PSUs that would vest upon attainment of certain performance conditions and not before one year from the date of grant, with a compensation value of approximately $1,000. As was approved by shareholders in 2019, the grant also includes the Minimum Holding requirement defined above;

(ii) 10.3 thousand time-vested RSUs to the Chairman for a total compensation value of $300, to vest 33% at the end of each year for 3 years following the grant date; and

(iii) 4.3 thousand time-vested RSUs to each of the seven members of the Board of Directors then serving (other than to the Chairman and the CEO), for an aggregate compensation value of $875, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

As was approved by shareholders in 2020, the grants to the Chairman and the members of the Board includes the BOD Minimum Holding requirement defined above.

(2) RSUs awards:

	2023		2022		2021
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	1,712,996	$32.90	2,211,100	$24.11	2,223,043	$19.45
Granted	797,241	$37.64	612,881	$44.99	1,002,275	$29.91
Converted	(870,720)	$27.80	(1,068,219)	$21.99	(929,466)	$19.56
Forfeited	(53,957)	$32.49	(42,766)	$24.24	(84,752)	$20.28
Outstanding as of end of year (*)	1,585,560	$38.10	1,712,996	$32.90	2,211,100	$24.11

(*) Include 559,184, 595,757 and 776,313 PSUs as of December 31, 2023, 2022 and 2021, respectively. The performance goals of 557,416 PSUs outstanding as of December 31, 2023 were achieved or estimated to be achieved.

(3) Summary of Information about Employees’ Share Incentive Plans

Details for the year ended December 31	2023	2022	2021
The intrinsic value of converted RSUs	$26,976	$48,829	$27,807
The original fair value of converted RSUs	$24,206	$23,492	$18,183

Stock-based compensation expenses were recognized in the Statement of Operations for the years ended December 31, 2023, 2022 and 2021 as follows:

Details	2023	2022	2021
Cost of goods	$8,332	$7,393	$7,003
Research and development, net	5,639	4,754	4,855
Marketing, general and administrative	13,960	12,068	13,286
Total stock-based compensation expense	$27,931	$24,215	$25,144

C.           Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of approximately 87 thousand ordinary Tower shares. These shares are classified as treasury shares.